Investment in joint ventures	12 Months Ended
Dec. 31, 2025
Investment in joint ventures
Investment in joint ventures

10. Investment in joint ventures

Accounting policy:

A joint venture is a joint arrangement whereby the parties that have joint control have rights to the net assets of the arrangement.

The Company has an investment in a joint venture shown in the statement of financial position as the share of net assets under the equity method of accounting, less any impairment losses. If applicable, adjustments are made to align any different accounting policies that may exist. The Company’s share of the results and shareholder’s equity of the joint venture is included in the statement of profit or loss and other comprehensive income statement of changes in equity, respectively. Unrealized gains and losses resulting from transactions between the Company and its joint venture are eliminated to the extent of the Company’s investment in the joint venture, except where unrealized losses provide evidence of an impairment of the transferred asset. Goodwill arising from the acquisition of joint venture is included as part of the Company’s investment in the joint venture and, when necessary, the carrying amount of the investment (including goodwill) is tested for impairment as a single asset by comparing its recoverable amount (the higher of value in use and fair value less costs of disposal) with its carrying amount.

The investment in joint venture is considered as non-current assets and are shown at cost less any impairment losses.

When an investment in a joint venture is classified as held for sale, it is accounted for in accordance with IFRS 5.

The movements in investments in joint venture entities in the consolidated financial statements were as follows:

	Raízen S.A. (i)	Alvorada Terminal S.A.	Radar Gestão de Invest. S.A.	Total
Shares issued by the joint venture	10,352,509,484	134,936,162	24,800,000
Shares held by Cosan	4,557,597,117	67,468,081	12,400,000
Cosan ownership interest	5.00%	50.00%	50.00%
Percentage of indirect interest (Cosan Nove)	25.84%	—	—
Total	30.84%	50.00%	50.00%
Balance as of January 1, 2024	11,693,876	48,566	—	11,742,442
Interest in losses of joint ventures	(1,218,804)	(7,445)	(3,731)	(1,229,980)
Other comprehensive income and other	139,892	—	—	139,892
Capital increase	—	—	12,337	12,337
Dividends	(119,647)	—	—	(119,647)
Balance as of December 31, 2024	10,495,317	41,121	8,606	10,545,044
Interest in (losses) earnings of joint ventures (Note 2.1.11)	(10,881,556)	(7,274)	3,807	(10,885,023)
Other comprehensive income and other	386,239	—	—	386,239
Dividends	—	—	(904)	(904)
Capital increase	—	15,000	—	15,000
Balance as of December 31, 2025	—	48,847	11,509	60,356

Raízen S.A.

(i)	The Company's total stake in Raízen S.A. is comprised of a 5.00% direct stake and a 39.06% indirect stake through Cosan Nove. The disclosed percentage of 25.84% refers to the economic benefit, calculated from the result of Cosan S.A.'s stake in its subsidiary Cosan Nove (66.16%), multiplied by the indirect stake of 39.06%. In the Company's consolidated information, direct and indirect stakes are added together, and the impact related to non-controlling shareholders' stake in Cosan Nove is presented in the line item for income attributable to non-controlling shareholders. Despite having a total stake of 39.06%, the Company has 50% of the voting rights.

Because the investment was reduced to zero, the unrecognized portion of losses from the investment in Raízen S.A. was R$ 712,152.

The balance sheet and income statement of the joint venture entity Raízen S.A. are disclosed in Note 4 – Segment information.

As of December 31, 2025, the Company was in compliance with the covenants of the agreement governing the joint venture.